                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21897

                                The Roxbury Funds
               (Exact name of registrant as specified in charter)

                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
               (Address of principal executive offices) (Zip code)

                                  Lance Simpson
                         Roxbury Capital Management, LLC
                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                           One Logan Square, Ste. 2000
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (952) 230-6140

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                         Shares         Value
                                                        ---------   ------------
COMMON STOCK - 99.5%
   CONSUMER DISCRETIONARY - 13.0%
      HOTELS, RESTAURANTS & LEISURE - 1.8%
         Texas Roadhouse, Inc. - Class A                  108,130   $  1,837,129
                                                                    ------------
      HOUSEHOLD DURABLES - 2.2%
         Jarden Corp.                                      29,100      1,035,087
         Tempur-Pedic                                      23,750      1,203,175
            International, Inc.*
                                                                    ------------
                                                                       2,238,262
                                                                    ------------
      SPECIALTY RETAIL - 6.6%
         Body Central Corp.*                               52,580      1,221,433
         Genesco, Inc.*                                    38,200      1,535,640
         Lithia Motors, Inc. - Class A                     64,390        938,806
         Men's Wearhouse, Inc.                             95,470      2,583,418
         Pier 1 Imports, Inc.*                             50,860        516,229
                                                                    ------------
                                                                       6,795,526
                                                                    ------------
      TEXTILES, APPAREL & LUXURY GOODS - 2.4%
         Maidenform Brands, Inc.*                          46,035      1,315,220
         Wolverine World Wide, Inc                         29,395      1,095,846
                                                                    ------------
                                                                       2,411,066
                                                                    ------------
         TOTAL CONSUMER
         DISCRETIONARY                                                13,281,983
                                                                    ------------
   CONSUMER STAPLES - 4.2%
      BEVERAGES - 1.4%
         Heckmann Corp.*                                  216,265      1,416,536
                                                                    ------------
      FOOD & STAPLES RETAILING - 2.8%
         Casey's General Stores, Inc                       33,830      1,319,370
         United Natural Foods, Inc.*                       34,449      1,544,004
                                                                    ------------
                                                                       2,863,374
                                                                    ------------
      TOTAL CONSUMER STAPLES                                           4,279,910
                                                                    ------------
   ENERGY - 7.5%
      ENERGY, EQUIPMENT & SERVICES - 1.2%
         North American Energy
            Partners, Inc.*                                95,265      1,174,617
                                                                    ------------
      OIL, GAS & CONSUMABLE FUELS - 6.3%
         Gevo, Inc.*                                       43,655        860,003
         Goodrich Petroleum
            Corp.*                                         49,345      1,096,446
         Gulfport Energy Corp.*                            27,030        977,134
         Hyperdynamics Corp.*                             141,870        655,439
         InterOil Corp.*                                    9,285        693,032
         Northern Oil and Gas, Inc.*                       31,935        852,665
         Whiting Petroleum Corp.*                          17,695      1,299,698
                                                                    ------------
                                                                       6,434,417
                                                                    ------------
         TOTAL ENERGY                                                  7,609,034
                                                                    ------------

                                                         Shares         Value
                                                        ---------   ------------
COMMON STOCK - CONTINUED
   FINANCIALS - 4.0%
      COMMERCIAL BANK - 0.5%
         Park Sterling Corp.*                             102,075   $    495,064
                                                                    ------------
      CONSUMER FINANCE - 2.6%
         EZCORP, Inc. - Class A*                           34,550      1,084,524
         First Cash Financial
            Services, Inc.*                                39,985      1,543,421
                                                                    ------------
                                                                       2,627,945
                                                                    ------------
      REAL ESTATE INVESTMENT TRUSTS - 0.9%
         Alexandria Real Estate
            Equities, Inc.                                 12,615        983,592
                                                                    ------------
      TOTAL FINANCIALS                                                 4,106,601
                                                                    ------------
   HEALTH CARE - 15.2%
      BIOTECHNOLOGY - 3.1%
         Codexis, Inc.*                                   102,180      1,211,855
         United Therapeutics Corp.*                        29,200      1,956,984
                                                                    ------------
                                                                       3,168,839
                                                                    ------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
         Cooper Companies, Inc.                            25,840      1,794,588
                                                                    ------------
      HEALTH CARE PROVIDERS & SERVICES - 6.0%
         AMERIGROUP Corp.*                                 21,595      1,387,479
         Bio-Reference Laboratories, Inc.*                 54,945      1,232,966
         Healthspring, Inc.*                               60,675      2,267,425
         MEDNAX, Inc.*                                     18,595      1,238,613
                                                                    ------------
                                                                       6,126,483
                                                                    ------------
      HEALTH CARE TECHNOLOGY - 4.4%
         Medivation, Inc.*                                 59,740      1,113,554
         SXC Health Solutions Corp.*                       61,180      3,352,664
                                                                    ------------
                                                                       4,466,218
                                                                    ------------
         TOTAL HEALTH CARE                                            15,556,128
                                                                    ------------
   INDUSTRIALS - 25.0%
      AEROSPACE & DEFENSE - 3.7%
         GeoEye, Inc.*                                     52,504      2,183,116
         Hexcel Corp.*                                     78,365      1,543,007
                                                                    ------------
                                                                       3,726,123
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES - 1.1%
         HNI Corp.                                         10,465        330,275
         Mobile Mini, Inc.*                                33,150        796,263
                                                                    ------------
                                                                       1,126,538
                                                                    ------------
      CONSTRUCTION & ENGINEERING - 3.3%
         Dycom Industries, Inc.*                           92,050      1,596,147
         MasTec, Inc.*                                     48,875      1,016,600
         UniTek Global Services, Inc.*                     90,200        802,780
                                                                    ------------
                                                                       3,415,527
                                                                    ------------

                      See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2011 (UNAUDITED) CONTINUED

                                                         Shares         Value
                                                        ---------   ------------
COMMON STOCK - CONTINUED
      ELECTRICAL EQUIPMENT - 1.7%
         Enersys*                                          42,230   $  1,678,642
                                                                    ------------
      MACHINERY - 8.7%
         Cascade Corp                                      58,615      2,613,057
         Chart Industries, Inc.*                           18,365      1,010,810
         ESCO Technologies, Inc.                           36,615      1,396,862
         Titan International, Inc.                         78,520      2,089,417
         Westport Innovations,
            Inc.*                                          82,625      1,816,098
                                                                    ------------
                                                                       8,926,244
                                                                    ------------
      PROFESSIONAL SERVICES - 2.7%
         Acacia Research - Acacia Technologies*            20,780        711,092
         Korn/ Ferry International*                        89,502      1,993,210
                                                                    ------------
                                                                       2,704,302
                                                                    ------------
      ROAD & RAIL - 1.7%
         Old Dominion Freight Line, Inc.*                  49,905      1,751,166
                                                                    ------------
      TRADING COMPANIES & DISTRIBUTORS - 2.1%
         Rush Enterprises, Inc. - Class A*                 47,880        948,024
         United Rentals, Inc.*                             37,185      1,237,517
                                                                    ------------
                                                                       2,185,541
                                                                    ------------
         TOTAL INDUSTRIALS                                            25,514,083
                                                                    ------------
   INFORMATION TECHNOLOGY - 26.7%
      COMMUNICATIONS EQUIPMENT - 9.9%
         Brocade Communications Systems, Inc.*            210,725      1,295,959
         Calix, Inc.*                                      44,430        902,373
         Emulex Corp.*                                    237,640      2,535,619
         Loral Space & Communications, Inc.*               34,045      2,640,190
         Powerwave Technologies, Inc.*                    353,665      1,595,029
         Sonus Networks, Inc.*                            310,185      1,166,296
                                                                    ------------
                                                                      10,135,466
                                                                    ------------
      COMPUTERS & PERIPHERALS - 1.6%
         OCZ Technology Group, Inc.*                      205,765      1,654,351
                                                                    ------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.3%
         KEMET Corp.*                                      82,820      1,228,221
         Littelfuse, Inc.                                  22,205      1,267,905
         OSI Systems, Inc.*                                24,810        931,119
                                                                    ------------
                                                                       3,427,245
                                                                    ------------
      INTERNET SOFTWARE & SERVICES - 4.4%
         Internap Network Services Corp.*                 247,965      1,629,130
         KIT Digital, Inc.*                                65,060        783,322
         SAVVIS, Inc.*                                     56,600      2,099,294
                                                                    ------------
                                                                      4,511,746
                                                                    ------------

                                                         Shares         Value
                                                        ---------   ------------
COMMON STOCK - CONTINUED
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
         FSI International, Inc.*                         153,080   $    670,490
         International Rectifier Corp.*                    31,080      1,027,505
         Kulicke & Soffa Industries, Inc.*                155,900      1,457,665
         MIPS Technologies, Inc.*                         179,980      1,887,990
         TriQuint Semiconductor, Inc.*                    129,200      1,667,972
                                                                    ------------
                                                                       6,711,622
                                                                    ------------
      SOFTWARE - 0.9%
         Pegasystems, Inc.                                 23,375        886,848
                                                                    ------------
         TOTAL INFORMATION TECHNOLOGY                                 27,327,278
                                                                    ------------
   MATERIALS - 3.2%
      CHEMICALS - 3.2%
         Kronos Worldwide, Inc.                            44,070      2,575,891
         Zagg, Inc.*                                       88,540        664,935
                                                                    ------------
                                                                       3,240,826
                                                                    ------------
         TOTAL MATERIALS                                               3,240,826
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.7%
      DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
         Neutral Tandem, Inc.*                             50,380        743,105
                                                                    ------------
         TOTAL TELECOMMUNICATION SERVICES                                743,105
                                                                    ------------
         Total COMMON STOCK
            (Cost $80,659,307)                                       101,658,948
                                                                    ------------
         TOTAL INVESTMENTS
            (COST $80,659,307)+ - 99.5%                              101,658,948
         OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                    555,055
                                                                    ------------
         NET ASSETS - 100.0%                                        $102,214,003
                                                                    ============

----------
*    Non-income producing security.

+ The cost for federal income tax purposes is $80,659,307. At March 31, 2011, net unrealized appreciation was $20,999,641. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $22,197,356 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,197,715.

                      See notes to schedule of investments.

                          ROXBURY SMALL-CAP GROWTH FUND
                        NOTES TO SCHEDULE OF INVESTMENTS
                            MARCH 31, 2011 (UNAUDITED)

SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

FAIR VALUE MEASUREMENTS: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended March 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

                                                              LEVEL 2        LEVEL 3
                                TOTAL          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                               VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                            MARCH 31, 2011      PRICE          INPUTS        INPUTS
                            --------------   ------------   -----------   ------------
Investment in securities*    $101,658,948    $101,658,948       $--             $--
                             ============    ============       ===             ===

* Common stocks are Level 1. Please refer to schedule of investments for industry or sector breakout.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Roxbury Funds


By (Signature and Title)* /s/ Brian C. Beh
                          ------------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date 5-24-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Brian C. Beh
                          ------------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date 5-24-2011


By (Signature and Title)* /s/ Lance Simpson
                          ------------------------------------
                          Lance Simpson, Treasurer and CCO
                          (principal financial officer)

Date 5-24-2011

* Print the name and title of each signing officer under his or her signature.